Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of leases [Abstract]
Schedule of movement of the right of use assets recognized
	Transportation units	Other	Total
	S/(000)	S/(000)	S/(000)
Cost -
Balance as of January 1, 2021	7,504	38	7,542
Additions	217	-	217
Sales and/or retirement	-	(3)	(3)
Balance as of December 31, 2021	7,721	35	7,756
Additions	306	307	613
Balance as of December 31, 2022	8,027	342	8,369
Accumulated depreciation -
Balance as of January 1, 2021	1,501	35	1,536
Additions	1,552	-	1,552
Balance as of December 31, 2021	3,053	35	3,088
Additions	1,616	26	1,642
Balance as of December 31, 2022	4,669	61	4,730
Net book value
As of December 31, 2021	4,668	-	4,668
As of December 31, 2022	3,358	281	3,639

Schedule of movement of the lease liabilities recognized
	2022	2021
	S/(000)	S/(000)

Balance as of January 1	5,829	6,633
Additions	613	217
Financial interest expenses, note 26	317	383
Lease payments	(2,511)	(2,419)
Other	107	1,015
Balance as of December 31	4,355	5,829
Maturity
Current portion	2,005	1,856
Non-current portion	2,350	3,973
Balance as of December 31	4,355	5,829